Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	May 02, 2024
Summary of Significant Accounting Policies
Non-affiliates exceeds	$ 700,000,000
Gross revenues	$ 1,070,000,000.00
Cash		$ 2	$ 0